UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6624

        Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen New York Select Tax-Free Income Portfolio (NXN) December 31, 2005

Principal		Optional Call
Amount (000)	Description	Provisions(1)	Ratings(2)	Value

	Consumer Discretionary - 0.2%
$100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp,	9/15 at 100.00	BBB-	$99,107
	Series 2005, 5.000%, 9/01/35

	Consumer Staples - 2.0%
1,080	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	BBB	1,106,460

	Education and Civic Organizations - 9.2%
1,700	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation,	8/12 at 101.00	AAA	1,808,970
	University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 - AMBAC Insured
785	Dormitory Authority of the State of New York, Insured Revenue Bonds, Iona College, Series 2002, 5.000%,	7/12 at 100.00	AAA	817,915
	7/01/22 - XLCA Insured
1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rochester Institute of Technology,	7/07 at 101.00	AAA	1,037,810
	Series 1997, 5.250%, 7/01/22 - MBIA Insured
490	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds,	No Opt. Call	AAA	540,735
	City University System, Series 1990C, 7.500%, 7/01/10 - FGIC Insured
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility	10/15 at 100.00	A-	103,148
	Project, Series 2005, 5.000%, 10/01/35
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College,	10/14 at 100.00	A-	102,450
	Series 2004, 5.000%, 10/01/34
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater	2/11 at 100.00	A-	518,815
	New York, Series 2002, 5.250%, 8/01/21
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority,	2/09 at 101.00	BBB-	205,386
	Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19

4,875	Total Education and Civic Organizations			5,135,229

	Health Care - 11.7%
250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital,	2/15 at 100.00	AAA	261,792
	Series 2004, 5.000%, 8/01/29 - FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group,
	Series 2001:
110	5.375%, 7/01/20	7/11 at 101.00	Ba2	111,111
100	5.500%, 7/01/30	7/11 at 101.00	Ba2	100,189
670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center,	7/13 at 100.00	AAA	711,855
	Series 2003-1, 5.000%, 7/01/21 - MBIA Insured
415	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	452,603
	Series 2004A, 5.250%, 8/15/15 - FSA Insured
250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group,	5/13 at 100.00	A3	262,170
	Series 2003, 5.375%, 5/01/23
1,680	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health	7/11 at 101.00	AAA	1,797,600
	System Obligated Group, Series 2001A, 5.250%, 7/01/17 - AMBAC Insured
1,195	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health	7/11 at 101.00	AAA	1,278,650
	System Obligated Group, Series 2001B, 5.250%, 7/01/17 - AMBAC Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital	7/13 at 100.00	Baa1	521,675
	Association, Series 2003A, 5.500%, 7/01/32
750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A,	2/13 at 100.00	AAA	810,000
	5.250%, 2/15/21 - AMBAC Insured
250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 101.00	B2	257,742
	University Hospital, Series 2002C, 6.450%, 7/01/32

6,170	Total Health Care			6,565,387

	Housing/Multifamily - 5.3%
1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA-Secured Revenue Bonds,	12/12 at 103.00	AAA	1,076,330
	St. Mary's Residence Project, Series 2002A, 5.375%, 12/20/22
1,000	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue Bonds, Sunset	8/12 at 101.00	AAA	1,062,810
	Woods Apartments II Project, Series 2002, 5.350%, 2/01/20
250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	262,190
	Series 2004A, 5.250%, 11/01/30
160	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	161,117
	Series 2005F-1, 4.750%, 11/01/35
380	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	2/06 at 100.00	AAA	380,597
	Series 1992C, 6.450%, 8/15/14 - MBIA Insured

2,790	Total Housing/Multifamily			2,943,044

	Housing/Single Family - 8.2%
2,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.000%, 10/01/18	10/11 at 100.00	Aa1	2,043,440
	(Alternative Minimum Tax)
2,500	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%, 10/01/31	4/11 at 100.00	Aaa	2,552,924
	(Alternative Minimum Tax)

4,500	Total Housing/Single Family			4,596,364

	Long-Term Care - 9.4%
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	AAA	2,094,899
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 - MBIA Insured
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005, 5.000%,	7/15 at 100.00	A	51,001
	7/01/35 - ACA Insured
2,000	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds, Jewish	8/12 at 101.00	AAA	2,074,820
	Home of Rochester, Series 2002, 4.625%, 2/15/17
1,000	New York City Industrial Development Agency, New York, GNMA Collateralized Mortgage Revenue Bonds,	11/12 at 101.00	AA+	1,028,120
	Eger Harbor House Inc., Series 2002A, 4.950%, 11/20/32

5,050	Total-Long Term Care			5,248,840

	Tax Obligation/General - 6.0%
	Clarkstown, Rickland County, New York, Various Purposes Serial Bonds, Series 1992:
505	5.600%, 6/15/10 - AMBAC Insured	No Opt. Call	AAA	549,895
525	5.600%, 6/15/11 - AMBAC Insured	No Opt. Call	AAA	578,765
525	5.600%, 6/15/12 - AMBAC Insured	No Opt. Call	AAA	588,163
300	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A+	324,498
500	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 - FSA Insured	11/14 at 100.00	AAA	532,855
225	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 - FSA Insured	8/15 at 100.00	AAA	243,227
500	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aaa	544,025
	Series 2005, 5.000%, 10/01/16 - FSA Insured

3,080	Total Tax Obligation/General			3,361,428

	Tax Obligation/Limited - 13.9%
600	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	635,436
175	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	No Opt. Call	AAA	189,656
	Series 2005D, 5.000%, 2/15/14 - FGIC Insured
300	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	No Opt. Call	AAA	325,962
	Series 2005D-1, 5.000%, 2/15/15 - FGIC Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School	5/14 at 100.00	AAA	564,125
	District, Series 2004, 5.750%, 5/01/26 - FSA Insured
500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A,	7/12 at 100.00	AAA	546,160
	5.500%, 1/01/20 - MBIA Insured
95	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2001A-2,	11/06 at 101.00	AAA	97,556
	5.125%, 11/15/21 - AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	265,033
200	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	211,874
1,225	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	1,291,273
670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E,	2/13 at 100.00	AAA	701,905
	5.000%, 2/01/23
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2004,	4/14 at 100.00	AAA	265,335
	5.000%, 4/01/21 - MBIA Insured
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2005B,	No Opt. Call	AAA	659,804
	5.500%, 4/01/20 - AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
1,000	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	1,077,870
250	5.250%, 6/01/21 - AMBAC Insured	6/13 at 100.00	AAA	268,803
500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	545,540
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
60	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA-	64,712

7,145	Total Tax Obligation/Limited			7,711,044

	Transportation - 3.8%
400	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	426,492
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,	No Opt. Call	AAA	546,755
	Series 2003A, 5.000%, 11/15/15 - FGIC Insured
50	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC Insured	1/15 at 100.00	AAA	52,495
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
100	5.000%, 1/01/30 - FSA Insured	7/15 at 100.00	AAA	105,533
600	5.000%, 1/01/32 - FSA Insured	7/15 at 100.00	AAA	631,764
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
250	5.000%, 12/01/19 - FSA Insured	6/15 at 101.00	AAA	270,253
105	5.000%, 12/01/31 - XLCA Insured	6/15 at 101.00	AAA	110,219

2,005	Total Transportation			2,143,511

	U.S. Guaranteed(3) - 10.0%
1,305	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue,	No Opt. Call	AAA	1,576,675
	Series 1986, 7.375%, 7/01/16
1,430	Dormitory Authority of the State of New York, Revenue Bonds, Upstate Community Colleges,	7/11 at 101.00	AA-(3)	1,550,206
	Series 2002A, 5.000%, 7/01/23 (Pre-refunded 7/01/11)
750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/13 at 100.00	AAA	827,580
	Series 2003A, 5.250%, 4/01/23 (Pre-refunded 4/01/13) - MBIA Insured
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	1,118,890
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) - FGIC Insured
485	Suffolk County Water Authority, New York, Water Revenue Bonds, Series 1986V, 6.750%, 6/01/12	No Opt. Call	AAA	543,171

4,970	Total U.S. Guaranteed			5,616,522

	Utilities - 7.2%
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds,	6/08 at 101.00	AAA	2,095,959
	Series 1998A, 5.125%, 12/01/22 - FSA Insured
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds,	9/13 at 100.00	AAA	1,071,920
	Series 2003C, 5.000%, 9/01/16 - CIFG Insured
500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York	3/08 at 101.50	AAA	502,935
	State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 - MBIA Insured
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds,	11/11 at 101.00	Baa3	263,473
	American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%,
	11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)
60	Westchester County Industrial Development Agency, Westchester County, New York, Resource Recovery	7/07 at 101.00	BBB	61,777
	Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)

3,810	Total Utilities			3,996,064

	Water and Sewer - 12.2%
2,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 101.00	AA+	2,591,074
	Fiscal Series 2001C, 5.125%, 6/15/33
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds
	Revenue Bonds, New York City Municipal Water Finance Authority Loan, Series 2002B:
2,000	5.250%, 6/15/19	6/12 at 100.00	AAA	2,160,499
2,000	5.000%, 6/15/27	6/12 at 100.00	AAA	2,084,480

6,500	Total Water and Sewer			6,836,053

$52,075	Total Investments (cost $53,045,426) - 99.1%			55,359,053

	Other Assets Less Liabilities - 0.9%			529,669

	Net Assets - 100%			$55,888,722

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.

(3)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $53,040,850.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$2,338,222
Depreciation	(20,019)

Net unrealized appreciation (depreciation) of investments	$2,318,203

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.